Consolidated Balance Sheets $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 86,084,857,000	$ 13,193,082	¥ 36,971,420,000
Restricted cash	4,434,448,000	679,609	2,940,859,000
Short-term investments	60,577,110,000	9,283,848	24,602,777,000
Accounts receivable, net	7,111,947,000	1,089,954	6,190,588,000
Advance to suppliers	3,767,933,000	577,461	593,130,000
Inventories, net	58,932,519,000	9,031,804	57,932,156,000
Loan receivables, net	683,258,000	104,714	1,551,459,000
Prepayments and other current assets	6,393,332,000	979,821	4,078,102,000
Amount due from related parties	6,667,262,000	1,021,803	4,234,067,000
Assets held for sale	148,592,000	22,773
Total current assets	234,801,258,000	35,984,869	139,094,558,000
Non-current assets
Property, equipment and software, net	22,596,570,000	3,463,076	20,654,071,000
Construction in progress	7,906,406,000	1,211,710	5,806,308,000
Intangible assets, net	6,462,888,000	990,481	4,110,034,000
Land use rights, net	11,124,913,000	1,704,968	10,891,742,000
Operating lease right-of-use assets	15,484,082,000	2,373,039	8,643,597,000
Goodwill	10,904,409,000	1,671,174	6,643,669,000
Investment in equity investees	58,501,329,000	8,965,721	35,575,807,000
Investment securities	39,085,150,000	5,990,061	21,417,104,000
Deferred tax assets	532,746,000	81,647	80,556,000
Other non-current assets	13,315,844,000	2,040,740	6,806,258,000
Amount due from related parties	242,527,000	37,169
Assets held for sale	1,329,672,000	203,781
Total non-current assets	187,486,536,000	28,733,567	120,629,146,000
Total assets	422,287,794,000	64,718,436	259,723,704,000
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB14,399,069,000 and RMB22,032,147,000 as of December 31, 2019 and 2020, respectively. Note 1)
Accounts payable	106,818,425,000	16,370,640	90,428,382,000
Advance from customers	20,998,001,000	3,218,084	16,078,619,000
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB796,193,000 and RMB491,869,000 as of December 31, 2019 and 2020, respectively)	3,417,313,000	523,726	3,326,594,000
Taxes payable	3,029,416,000	464,278	2,015,788,000
Amount due to related parties	585,324,000	89,705	317,978,000
Accrued expenses and other current liabilities	30,034,571,000	4,602,999	24,656,180,000
Operating lease liabilities	5,513,534,000	844,986	3,193,480,000
Unsecured senior notes	3,259,882,000	499,599
Liabilities held for sale	360,196,000	55,202
Total current liabilities	174,016,662,000	26,669,219	140,017,021,000
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB1,747,020,000 and RMB1,121,280,000 as of December 31, 2019 and 2020, respectively)	1,617,844,000	247,945	1,942,635,000
Unsecured senior notes	9,594,556,000	1,470,430	6,912,492,000
Deferred tax liabilities	1,921,831,000	294,533	1,338,988,000
Long-term borrowings	2,936,205,000	449,993	3,139,290,000
Operating lease liabilities	10,249,957,000	1,570,875	5,523,164,000
Other non-current liabilities	331,623,000	50,823	225,883,000
Total non-current liabilities	26,652,016,000	4,084,599	19,082,452,000
Total liabilities	200,668,678,000	30,753,818	159,099,473,000
Commitments and contingencies
MEZZANINE EQUITY
Convertible redeemable non-controlling interests	17,133,208,000	2,625,779	15,964,384,000
JD.com, Inc. shareholders' equity
Ordinary shares value	404,000	62	381,000
Additional paid-in capital	153,357,473,000	23,503,061	90,676,122,000
Statutory reserves	1,533,276,000	234,985	1,459,165,000
Treasury stock	(1,218,223,000)	(186,701)	(2,530,166,000)
Retained earnings/(accumulated deficit)	37,418,433,000	5,734,628	(11,912,679,000)
Accumulated other comprehensive income/(loss)	(3,548,068,000)	(543,765)	4,163,147,000
Total JD.com, Inc. shareholders' equity	187,543,295,000	28,742,270	81,855,970,000
Non-controlling interests	16,942,613,000	2,596,569	2,803,877,000
Total shareholders' equity	204,485,908,000	31,338,839	84,659,847,000
Total liabilities, mezzanine equity and shareholders' equity	¥ 422,287,794,000	$ 64,718,436	¥ 259,723,704,000